UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                September 30, 2009
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		73
Form 13F Information Table Value Total:		$89,433

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      470     6370 SH	     SOLE	              6370        0      0
AMGEN INC		       COM		031162100      417     6925 SH	     SOLE		      6925        0      0
AT & T INC		       COM		00206R102      910    33708 SH	     SOLE		     33708        0      0
AUTO DATA PROCESSING	       COM		053015103     1037    26387 SH	     SOLE		     26387        0      0
BANK AMERICA CORP	       COM		060505104     2565   151620 SH 	     SOLE		    151620        0      0
BANK OF NY MELLON CORP	       COM		064058100     1133    39092 SH	     SOLE		     39092        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      752   110074 SH	     SOLE		    110074        0      0
BEST BUY INC		       COM		086516101     1423    37924 SH	     SOLE		     37924        0      0
BLACKROCK INC		       COM		09247X101      655     3021 SH	     SOLE		      3021        0      0
BOEING CO		       COM		097023105      224     4145 SH	     SOLE		      4145        0      0
BP AMOCO PLC		       COM		055622104     2460    46212 SH	     SOLE		     46212        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1637    72681 SH	     SOLE		     72681        0      0
BURLINGTON NTHN SANTA FE       COM		12189T104      504     6311 SH	     SOLE		      6311        0      0
C V S CORP DEL		       COM		126650100     2314    64745 SH	     SOLE		     64745        0      0
CARDINAL HEALTH INC	       COM		14149Y108      891    33240 SH	     SOLE		     33240        0      0
CAREFUSION CORP		       COM		14170T101      360    16492 SH	     SOLE		     16492        0      0
CHEVRONTEXACO CORP	       COM		166764100     2441    34663 SH	     SOLE		     34663        0      0
CHUBB CORPORATION	       COM		171232101     1905    37796 SH	     SOLE		     37796        0      0
CISCO SYSTEMS INC	       COM		17275R102     2766   117495 SH       SOLE		    117495        0      0
CITRIX SYSTEMS INC	       COM		177376100     2766    44975 SH	     SOLE		     44975        0      0
COMMERCIAL METALS CO	       COM		201723103     1062    59352 SH	     SOLE		     59352        0      0
CONOCOPHILLIPS 		       COM		20825c104      901    19947 SH	     SOLE		     19947	  0	 0
CORNING INC		       COM		219350105      183    11928 SH	     SOLE		     11928	  0	 0
COVIDIEN LTD		       COM		G2552X108      575    13297 SH	     SOLE		     13297	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      305    11695 SH	     SOLE		     11695	  0	 0
E M C CORP MASS		       COM		268648102      736    43195 SH	     SOLE		     43195        0      0
EMERSON ELECTRIC CO	       COM		291011104     2063    51481 SH	     SOLE		     51481        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     3686    53723 SH	     SOLE		     53723        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     2020   123037 SH	     SOLE		    123037        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1875    10170 SH	     SOLE		     10170        0      0
GREATER HUDSON BANK	       COM		391868106       43    10200 SH	     SOLE		     10200        0      0
HALLIBURTON COMPANY	       COM		406216101     2221    81908 SH	     SOLE		     81908        0      0
HOME DEPOT INC		       COM		437076102     2075    77909 SH	     SOLE		     77909        0      0
INTEGRATED ENVR TECH LTD       COM              45821F108        3    39123 SH       SOLE                    39123        0      0
INTEL CORP		       COM		458140100     2468   126097 SH       SOLE		    126097        0      0
INTL BUSINESS MACHINES	       COM		459200101      836     6991 SH	     SOLE		      6991        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      582    15350 SH	     SOLE		     15350        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      345    38327 SH	     SOLE		     38327        0      0
JOHNSON & JOHNSON	       COM		478160104     4180    68647 SH	     SOLE		     68647        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1889    43100 SH	     SOLE		     43100        0      0
KRAFT FOODS INC		       COM		50075N104      813    30931 SH	     SOLE		     30931        0      0
LOWES COMPANIES INC	       COM		548661107      200     9560 SH	     SOLE		      9560        0      0
M D U RESOURCES GROUP INC      COM		552690109      251    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      363     6362 SH	     SOLE		      6362        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1436    25966 SH	     SOLE		     25966        0      0
METLIFE INC		       COM		59156R108      804    21122 SH	     SOLE	             21122        0      0
MICROSOFT CORP		       COM		594918104     2830   110024 SH       SOLE		    110024        0      0
NABORS INDS INC		       COM		G6359F103     1089    52100 SH	     SOLE		     52100        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      120    10480 SH	     SOLE		     10480	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      336     6500 SH	     SOLE                     6500        0      0
OCCIDENTAL PETE CORP	       COM		674599105      210     2680 SH	     SOLE		      2680        0      0
ORACLE CORPORATION	       COM		68389X105     3343   160405 SH       SOLE		    160405        0      0
PEPSICO INCORPORATED	       COM		713448108     2359    40207 SH	     SOLE		     40207        0      0
PFIZER INCORPORATED	       COM		717081103     1942   117360 SH	     SOLE		    117360        0      0
PHILIP MORRIS INTL INC	       COM		718172109      217     4443 SH	     SOLE		      4443        0      0
PNC FINANCIAL SERVICES	       COM		693475105      411     8450 SH	     SOLE		      8450        0      0
PRECISION CASTPARTS CORP       COM		740189105      986     9675 SH	     SOLE		      9675        0      0
PROCTER & GAMBLE CO	       COM		742718109     2346    40511 SH	     SOLE		     40511        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1456   152504 SH	     SOLE	                 0        0 152504
REPUBLIC SERVICES INC	       COM		760759100      515    19395 SH	     SOLE		     19395        0      0
SARA LEE CORP		       COM		803111103      399    35825 SH	     SOLE		     35825        0      0
SUPERVALU INC		       COM		868536103      485    32195 SH	     SOLE 		     32195        0      0
SYSCO CORPORATION	       COM		871829107      915    36820 SH	     SOLE		     36820        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      257     5085 SH	     SOLE		      5085        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1357    70860 SH	     SOLE		     70860        0      0
THERMO ELECTRON CORP	       COM		883556102     2277    52140 SH	     SOLE		     52140        0      0
TIME WARNER INC		       COM		00184A105      355    12327 SH	     SOLE		     12327        0      0
TYCO INTL LTD NEW	       COM		902124106      501    14521 SH	     SOLE		     14521        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2073    68480 SH	     SOLE		     68480        0      0
WAL-MART STORES INC	       COM		931142103     2198    44785 SH	     SOLE		     44785        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102        0    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1612    44000 SH	     SOLE		     44000        0      0
WELLS FARGO  & CO NEW	       COM		949746101      298    10581 SH	     SOLE		     10581        0      0